OTHER ASSETS	12 Months Ended
Dec. 31, 2025
OTHER ASSETS
OTHER ASSETS

8.OTHER ASSETS

A)Other Current Assets

	As at	As at
	December 31,	December 31,
	2025	2024
Federal, provincial and other sales taxes receivable	$178,685	$155,548
Prepaid expenses	140,040	124,566
Trade receivables (Note 19)	18,690	7,646
Short term investments	8,856	7,306
Other	38,925	45,288
Total other current assets	$385,196	$340,354

B)Other Assets

	As at	As at
	December 31,	December 31,
	2025	2024
Non-current ore in stockpiles and on leach pads (Note 7)	$871,803	$819,294
Non-current prepaid expenses	43,346	58,438
Non-current loans receivable	9,203	12,039
Investment in associate	7,086	12,361
Other	11,626	13,347
Total other assets	$943,064	$915,479